Earnings Per Share ("EPS")	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")

17.    EARNINGS PER SHARE (“EPS”)

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Net income attributable to Baidu, Inc.	13,196,932	33,664,173	11,632,269	1,675,395
Accretion of the redeemable noncontrolling interests	(52,683)	(329,180)	(557,918)	(80,357)

Numerator for EPS computation	13,144,249	33,334,993	11,074,351	1,595,038

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

	For the years ended December 31,
	2014		2015		2016
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In thousands, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	10,328,517	2,815,732	26,182,538	7,152,455	8,709,905	1,254,487	2,364,446	340,551
Denominator
Weighted average ordinary shares outstanding	27,551,463	7,511,003	27,428,861	7,492,921	27,263,984	27,263,984	7,401,254	7,401,254

Denominator used for earnings per share	27,551,463	7,511,003	27,428,861	7,492,921	27,263,984	27,263,984	7,401,254	7,401,254
Earnings per share – basic	374.88	374.88	954.56	954.56	319.47	46.01	319.47	46.01

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	10,339,397	2,804,852	26,205,544	7,129,449	8,716,163	1,255,388	2,358,188	339,650
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	2,804,852	—	7,129,449	—	2,358,188	339,650	—	—

Allocation of net income attributable to Baidu, Inc.	13,144,249	2,804,852	33,334,993	7,129,449	11,074,351	1,595,038	2,358,188	339,650
Denominator
Weighted average ordinary shares outstanding	27,551,463	7,511,003	27,428,861	7,492,921	27,263,984	27,263,984	7,401,254	7,401,254
Conversion of Class B to Class A ordinary shares	7,511,003	—	7,492,921	—	7,401,254	7,401,254	—	—
Share-based awards	136,008	—	112,688	—	91,848	91,848	—	—

Denominator used for earnings per share	35,198,474	7,511,003	35,034,470	7,492,921	34,757,086	34,757,086	7,401,254	7,401,254
Earnings per share – diluted	373.43	373.43	951.49	951.49	318.62	45.89	318.62	45.89

Earnings per ADS:
Denominator used for earnings per ADS – basic	275,514,630		274,288,610		272,639,840	272,639,840
Denominator used for earnings per ADS – diluted	351,984,740		350,344,700		347,570,860	347,570,860
Earnings per ADS – basic	37.49		95.46		31.95	4.60

Earnings per ADS – diluted	37.34		95.15		31.86	4.59

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the years ended December 31, 2014, 2015 and 2016 because those stock options and restricted shares were anti-dilutive for earnings per share for the respective years.